Document and Entity Information	9 Months Ended
Sep. 24, 2019
Cover [Abstract]
Entity Address, State or Province	MA
Current Fiscal Year End Date	--12-31
Amendment Flag	false
Entity Central Index Key	0001580156
Document Type	8-K
Document Period End Date	Sep. 24, 2019
Entity Registrant Name	HOUGHTON MIFFLIN HARCOURT CO
Entity Incorporation, State or Country Code	DE
Entity File Number	001-36166
Entity Tax Identification Number	27-1566372
Entity Address, Address Line One	125 High Street
Entity Address, City or Town	Boston
Entity Address, Postal Zip Code	02110
City Area Code	617
Local Phone Number	351-5000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.01 par value
Trading Symbol	HMHC
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false